Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible assets from continuing operations
	2018	2017
Software copyright	$1,698,359	$1,794,981
Patent and others	3,019,516	3,191,300
Total intangible assets	$4,717,875	4,986,281

Less: Accumulated amortization	(1,564,070)	(1,287,712)
Less: Impairment loss	(3,153,805)	-
Intangible assets, net	$-	$3,698,569